Transfers of financial assets - Schedule of Transferred Assets and Liabilities (Details) - GBP (£) £ in Millions	Dec. 31, 2024	Dec. 31, 2023
Repurchase and securities lending transactions
Financial assets at amortised cost	£ 504,897	£ 488,071
Financial assets at fair value through other comprehensive income	30,344	27,337
Financial assets at amortised cost:
Loans and advances to customers	441,907	433,124
Securitisation programmes | Externally held £m | Less held by the group
Financial assets at amortised cost:
Notes in circulation	16,752	19,617
Assets £m | Repurchase and securities lending transactions
Repurchase and securities lending transactions
Financial assets at amortised cost	1,420	1,401
Financial assets at fair value through other comprehensive income	10,272	9,583
Assets £m | Securitisation programmes
Financial assets at amortised cost:
Loans and advances to customers	27,284	30,190
Liabilities £m | Repurchase and securities lending transactions
Repurchase and securities lending transactions
Financial assets at amortised cost	0	0
Financial assets at fair value through other comprehensive income	3,543	4,906
Liabilities £m | Securitisation programmes
Financial assets at amortised cost:
Loans and advances to customers	£ 5,207	£ 4,234